Capital management (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	January 31 2025	October 31 2024
Capital (1)
CET1 capital	$93,321	$88,936
Tier 1 capital	103,718	97,952
Total capital	115,914	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$579,866	$548,809
Market risk	36,530	33,930
Operational risk	92,545	89,543
Total RWA	$708,941	$672,282
Capital ratios and Leverage ratio (1)
CET1 ratio	13.2%	13.2%
Tier 1 capital ratio	14.6%	14.6%
Total capital ratio	16.4%	16.4%
Leverage ratio	4.4%	4.2%
Leverage ratio exposure	$2,367,402	$2,344,228
TLAC available and ratios (2)
TLAC available	$211,585	$196,659
TLAC ratio	29.8%	29.3%
TLAC leverage ratio	8.9%	8.4%

(1)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as a percentage of total RWA and leverage exposure, respectively.